Accumulated Other Comprehensive Income (Loss) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net increase to other comprehensive income or loss upon the translation	$ (51)	$ (117)
Changes in derivative financial instruments, net of tax	14	(48)
Changes in derivative financial instruments, tax	$ 6	$ (19)